Expense Example - BlackRock Real Estate Securities Fund	May 28, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 622
Expense Example, with Redemption, 3 Years	868
Expense Example, with Redemption, 5 Years	1,176
Expense Example, with Redemption, 10 Years	2,049
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	601
Expense Example, with Redemption, 5 Years	1,102
Expense Example, with Redemption, 10 Years	2,270
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	$ 1,334